Costs of sales (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Costs of sales
Cost of stream sales	$ 29.3	$ 30.8	$ 82.0	$ 96.9
Cost of prepaid ounces	2.0	0.6	5.7	4.7
Mineral production taxes	0.6	0.5	1.7	1.8
Oil & gas operating costs	1.5	1.1	4.0	3.4
Total costs of sales	$ 33.4	$ 33.0	$ 93.4	$ 106.8